OTHER COSTS AND EXPENSES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Other Costs and Expenses [Abstract]
Merger and Acquisition related costs included in other expense, net	$ 31.0	$ 53.3	$ 48.8
Research and development costs	$ 170.7	$ 151.4	$ 139.3